Stock Options Awards and Grants - Schedule of Stock Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of Shares, Outstanding at beginning	34,925	47,750
Number of Shares, Grants		3,250
Number of Shares, Exercised
Number of Shares, Canceled	(34,925)	(16,075)
Number of Shares, Outstanding at end		34,925
Number of Shares, Exercisable at end		18,419
Weighted-Average Exercise Price, Outstanding at beginning	$ 6.20	$ 5.80
Weighted-Average Exercise Price, Grants		19.00
Weighted-Average Exercise Price, Exercised
Weighted-Average Exercise Price, Canceled	(6.20)	(1.00)
Weighted-Average Exercise Price, Outstanding at end	0.00	6.20
Weighted-Average Exercise Price, Exercisable at end	$ 0.00	$ 0.20
Weighted-Average Remaining Contractual Term, Outstanding at beginning	2 years 4 months 24 days	2 years 4 months 24 days
Weighted-Average Remaining Contractual Term, Grants	0 years	2 years 7 months 17 days
Weighted-Average Remaining Contractual Term, Canceled	2 years 4 months 24 days
Weighted-Average Remaining Contractual Term, Outstanding at end	0 years	4 years 1 month 24 days
Weighted-Average Remaining Contractual Term, Exercisable at end	0 years	2 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding at beginning	$ 216,535	$ 488,000
Aggregate Intrinsic Value, Grants
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Canceled
Aggregate Intrinsic Value, Outstanding at end		$ 216,535
Aggregate Intrinsic Value, Exercisable at end		$ 176,375